Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Common stocks: 90.48%
Argentina: 0.31%
MercadoLibre Incorporated (Consumer discretionary, Internet & direct marketing retail)†	10,216	$ 18,179,474
Brazil: 5.36%
Ambev SA ADR (Consumer staples, Beverages)	4,164,500	11,618,955
Atacadao Distribuicao Comercio e Industria Limitada (Consumer staples, Food & staples retailing)	6,040,000	21,018,679
B2W Companhia Digital (Consumer discretionary, Internet & direct marketing retail)†	5,985,834	90,059,922
B3 Brasil Bolsa Balcao SA (Financials, Capital markets)	4,803,005	52,494,736
Banco Bradesco SA ADR (Financials, Banks)	4,748,163	21,556,660
BK Brasil Operacao e Assessoria a Restaurantes SA (Consumer discretionary, Hotels, restaurants & leisure)	3,735,794	6,554,743
BRF Brazil Foods SA ADR (Consumer staples, Food products)†	9,833,392	38,645,231
Hapvida Participacoes e Investimentos SA (Health care, Health care providers & services)144A	9,972,535	31,295,176
Lojas Renner SA (Consumer discretionary, Multiline retail)	3,540,175	26,832,448
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	1,736,906	6,729,979
Raia Drogasil SA (Consumer staples, Food & staples retailing)	1,968,000	8,963,439
		315,769,968
Chile: 0.99%
Banco Santander Chile SA ADR (Financials, Banks)	1,130,492	22,824,633
S.A.C.I. Falabella (Consumer discretionary, Multiline retail)	10,460,549	35,800,355
		58,624,988
China: 37.39%
51job Incorporated ADR (Industrials, Professional services)†	572,541	37,707,550
Agora Incorporated ADR (Information technology, Software)†«	148,765	8,403,735
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail)†	629,337	159,744,611
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail)†	980,000	31,099,813
Best Incorporated ADR (Industrials, Air freight & logistics)†«	3,757,927	8,305,019
Bilibili Incorporated ADR (Communication services, Entertainment)†	2,494,012	284,043,027
China Distance Education ADR (Consumer discretionary, Diversified consumer services)	966,510	9,278,496
China Life Insurance Company Class H (Financials, Insurance)	23,043,190	48,938,347
China Literature Limited (Communication services, Media)144A†«	2,569,968	24,387,723
China MeiDong Auto Holdings Limited (Consumer discretionary, Specialty retail)	12,373,400	41,611,255
FinVolution Group ADR (Financials, Consumer finance)	4,401,985	15,186,848
Greentree Hospitality Group Limited (Consumer discretionary, Hotels, restaurants & leisure)†	1,215,741	15,707,374
See accompanying notes to portfolio of investments

Wells Fargo Emerging Markets Equity Fund  |  1

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
China: (continued)
Hua Medicine Limited (Health care, Pharmaceuticals)144A†	8,733,136	$ 6,240,167
Huami Corporation ADR (Information technology, Electronic equipment, instruments & components)†	2,119,291	29,055,480
IQIYI Incorporated ADR (Communication services, Entertainment)†«	375,339	8,201,157
Jianpu Technology Incorporated ADR (Financials, Consumer finance)†«	383,811	1,136,081
Koolearn Technology Holding Limited (Consumer discretionary, Diversified consumer services)144A†«	8,433,215	29,669,599
Li Ning Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	26,987,707	168,128,129
Meituan Dianping (Consumer discretionary, Internet & direct marketing retail)†	4,115,100	189,744,694
New Oriental Education & Technology Group Incorporated ADR (Consumer discretionary, Diversified consumer services)†	609,189	102,039,158
Pinduoduo Incorporated ADR (Consumer discretionary, Internet & direct marketing retail)†	224,441	37,192,118
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health care, Health care equipment & supplies)	19,590,600	36,586,758
SINA Corporation (Communication services, Interactive media & services)†«	774,207	32,377,337
Tencent Holdings Limited (Communication services, Interactive media & services)	3,438,400	306,372,696
Tongdao Liepin Group (Communication services, Interactive media & services)†	1,636,260	4,018,896
Trip.com Group Limited ADR (Consumer discretionary, Internet & direct marketing retail)†	1,683,013	53,570,304
Tsingtao Brewery Company Limited Class H (Consumer staples, Beverages)	5,202,500	50,171,328
Uxin Limited ADR (Consumer discretionary, Internet & direct marketing retail)†«	3,950,000	4,345,000
Uxin Limited Class A (Consumer discretionary, Internet & direct marketing retail)♦	23,979,831	8,792,613
Vipshop Holdings Limited ADR (Consumer discretionary, Internet & direct marketing retail)†	5,008,860	137,342,941
Want Want China Holdings Limited (Consumer staples, Food products)	62,025,800	44,541,328
Weibo Corporation ADR (Communication services, Interactive media & services)†	1,495,134	68,148,208
WH Group Limited (Consumer staples, Food products)144A	119,665,700	96,971,561
Xiaomi Corporation Class B (Information technology, Technology hardware, storage & peripherals)144A†	20,160,100	75,291,622
Zhou Hei Ya International Holding Company Limited (Consumer staples, Food products)144A	25,612,726	27,989,687
		2,202,340,660
Colombia: 0.30%
Bancolombia SA ADR (Financials, Banks)	499,100	17,563,329
Hong Kong: 2.78%
AIA Group Limited (Financials, Insurance)	8,677,500	104,622,416
See accompanying notes to portfolio of investments

2  |  Wells Fargo Emerging Markets Equity Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Hong Kong: (continued)
Johnson Electric Holdings Limited (Industrials, Electrical equipment)	4,183,050	$ 12,354,644
Sun Art Retail Group Limited (Consumer staples, Food & staples retailing)«	45,055,400	46,622,584
		163,599,644
India: 7.83%
AU Small Finance Bank Limited (Financials, Banks)144A†	451,041	5,385,386
Axis Bank Limited (Financials, Banks)†	4,251,923	38,532,183
Bajaj Finance Limited (Financials, Consumer finance)	420,281	27,164,035
Bandhan Bank Limited (Financials, Banks)144A†	1,416,131	5,989,469
Bharti Airtel Limited (Communication services, Wireless telecommunication services)	3,969,052	30,057,868
Dalmia Bharat Limited (Materials, Construction materials)	624,658	9,854,322
Fortis Healthcare Limited (Health care, Health care providers & services)†	5,634,970	12,451,225
HDFC Bank Limited ADR (Financials, Banks)†	428,752	30,913,019
Housing Development Finance Corporation Limited (Financials, Thrifts & mortgage finance)	1,115,700	36,279,110
Indus Towers Limited (Communication services, Diversified telecommunication services)	1,573,851	4,984,806
ITC Limited (Consumer staples, Tobacco)	14,883,960	41,376,551
JM Financial Limited (Financials, Capital markets)	11,571,429	12,667,023
Kotak Mahindra Bank Limited (Financials, Banks)†	1,117,262	26,172,166
Max Financial Services Limited (Financials, Insurance)†	925,389	8,646,933
Oberoi Realty Limited (Real estate, Real estate management & development)†	1,064,750	7,669,679
Reliance Industries Limited (Energy, Oil, gas & consumable fuels)	260,000	6,543,133
Reliance Industries Limited GDR (Energy, Oil, gas & consumable fuels)144A	2,322,274	117,418,217
SBI Life Insurance Company Limited (Financials, Insurance)144A†	964,273	11,413,202
SH Kelkar & Company Limited (Materials, Chemicals)	1,244,001	2,059,443
Spandana Sphoorty Financial (Financials, Consumer finance)†	440,254	4,347,767
Ultra Tech Cement Limited (Materials, Construction materials)	296,000	21,553,139
		461,478,676
Indonesia: 1.30%
PT Astra International Tbk (Consumer discretionary, Automobiles)	21,151,000	9,165,344
PT Bank Central Asia Tbk (Financials, Banks)	11,949,500	28,740,089
PT Blue Bird Tbk (Industrials, Road & rail)†	8,605,309	744,745
PT Link Net Tbk (Communication services, Diversified telecommunication services)	38,278,161	7,765,064
PT Telekomunikasi Indonesia Persero Tbk ADR (Communication services, Diversified telecommunication services)	1,337,471	30,106,472
		76,521,714
Luxembourg: 0.12%
InPost SA (Industrials, Industrial conglomerates)†	297,122	7,139,331
See accompanying notes to portfolio of investments

Wells Fargo Emerging Markets Equity Fund  |  3

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Mexico: 5.43%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	3,257,304	$ 43,028,986
Banco Santander Mexico ADR (Financials, Banks)†	3,029,336	15,086,093
Banco Santander Mexico SA (Financials, Banks)†	2,977,800	2,945,987
Becle SAB de CV ADR (Consumer staples, Beverages)	12,667,225	26,979,416
Cemex SAB de CV ADR (Materials, Construction materials)†	4,311,948	24,707,462
Fibra Uno Administracion SAB de CV (Real estate, Equity REITs)	53,740,122	60,270,521
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	1,629,182	110,865,835
Grupo Financiero Banorte SAB de CV (Financials, Banks)†	3,650,488	18,182,098
Walmart de Mexico SAB de CV (Consumer staples, Food & staples retailing)	6,342,900	18,061,128
		320,127,526
Peru: 0.14%
Compania de Minas Buenaventura SA ADR (Materials, Metals & mining)†	796,695	8,110,355
Philippines: 0.58%
Ayala Corporation (Industrials, Industrial conglomerates)	787,624	12,574,414
San Miguel Food & Beverage Incorporated (Consumer staples, Food products)	3,495,810	4,942,658
SM Investments Corporation (Industrials, Industrial conglomerates)	812,873	16,623,389
		34,140,461
Russia: 2.48%
Headhunter Group plc ADR (Industrials, Professional services)«	350,160	10,823,446
LUKOIL PJSC ADR (Energy, Oil, gas & consumable fuels)	443,149	31,363,660
Magnit PJSC (Consumer staples, Food & staples retailing)	152,816	9,912,440
Ozon Holdings plc ADR (Consumer discretionary, Internet & direct marketing retail)†	84,713	4,095,026
Sberbank PJSC ADR (Financials, Banks)	1,740,395	23,812,027
Yandex NV Class A (Communication services, Interactive media & services)†	1,057,406	66,235,912
		146,242,511
South Africa: 1.48%
AngloGold Ashanti Limited ADR (Materials, Metals & mining)	178,308	4,183,106
MTN Group Limited (Communication services, Wireless telecommunication services)	3,978,543	16,413,691
Shoprite Holdings Limited (Consumer staples, Food & staples retailing)	3,211,500	29,681,636
Standard Bank Group Limited (Financials, Banks)	2,007,090	16,639,187
Tiger Brands Limited (Consumer staples, Food products)	1,531,933	20,182,015
		87,099,635
South Korea: 11.00%
KT Corporation ADR (Communication services, Diversified telecommunication services)	4,384,713	46,127,181
KT&G Corporation (Consumer staples, Tobacco)	307,091	21,971,304
See accompanying notes to portfolio of investments

4  |  Wells Fargo Emerging Markets Equity Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
South Korea: (continued)
Naver Corporation (Communication services, Interactive media & services)	425,500	$ 129,833,281
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	4,737,800	346,366,183
Samsung Life Insurance Company Limited (Financials, Insurance)	642,337	40,495,199
SK Hynix Incorporated (Information technology, Semiconductors & semiconductor equipment)	575,500	62,833,382
		647,626,530
Taiwan: 11.22%
104 Corporation (Industrials, Professional services)	1,655,000	9,278,724
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	3,796,881	118,590,448
President Chain Store Corporation (Consumer staples, Food & staples retailing)	2,620,000	24,964,504
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	7,035,224	148,678,145
Taiwan Semiconductor Manufacturing Company Limited ADR (Information technology, Semiconductors & semiconductor equipment)	2,212,552	268,869,319
Uni-President Enterprises Corporation (Consumer staples, Food products)	37,162,368	90,209,296
		660,590,436
Thailand: 1.54%
PTT Exploration & Production plc (Energy, Oil, gas & consumable fuels)	1,933,139	6,684,928
PTT plc (Energy, Oil, gas & consumable fuels)	16,859,000	20,969,268
Siam Commercial Bank plc (Financials, Banks)	8,405,100	26,467,781
Thai Beverage plc (Consumer staples, Beverages)	58,927,000	36,487,009
		90,608,986
Turkey: 0.09%
Avivasa Emeklilik Ve Hayat AS (Financials, Insurance)	1,901,979	5,034,835
United Kingdom: 0.14%
Standard Chartered plc (Financials, Banks)†	1,364,444	8,255,833
Total Common stocks (Cost $3,023,637,035)		5,329,054,892

	Interest rate	Maturity date	Principal
Convertible debenture: 0.00%
Brazil: 0.00%
Lupatech SA (Energy, Energy equipment & services)♦†	6.50%	4-15-2021	$ 303,000	0
Total Convertible debenture (Cost $160,691)				0

See accompanying notes to portfolio of investments

Wells Fargo Emerging Markets Equity Fund  |  5

Portfolio of investments—January 31, 2021 (unaudited)

	Dividend yield	Shares	Value
Preferred stocks: 1.12%
Brazil: 1.12%
Lojas Americanas SA (Consumer discretionary, Multiline retail)	0.92%	14,922,918	$ 65,704,042
Total Preferred stocks (Cost $64,029,385)			65,704,042

	Expiration date
Rights: 0.00%
Brazil: 0.00%
Lojas Americanas SA (Consumer discretionary, Multiline retail)♦†	4-4-2021	132,643	111,518
Total Rights (Cost $0)			111,518

		Yield
Short-term investments: 10.10%
Investment companies: 10.10%
Securities Lending Cash Investments LLC ♠∩∞		0.10	86,149,125	86,149,125
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	508,991,352	508,991,352
Total Short-term investments (Cost $595,140,477)				595,140,477
Total investments in securities (Cost $3,682,967,588)	101.70%			5,990,010,929
Other assets and liabilities, net	(1.70)			(100,062,265)
Total net assets	100.00%			$5,889,948,664

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

6  |  Wells Fargo Emerging Markets Equity Fund

Portfolio of investments—January 31, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$20,105,794	$173,949,851	$(107,906,520)	$0	$0	$86,149,125		86,149,125	$21,107#
Wells Fargo Government Money Market Fund Select Class	199,808,582	473,035,713	(163,852,943)	0	0	508,991,352		508,991,352	25,460
				$0	$0	$595,140,477	10.10%		$46,567

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Wells Fargo Emerging Markets Equity Fund  |  7

Notes to portfolio of investments—January 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2021, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the

8  |  Wells Fargo Emerging Markets Equity Fund

Notes to portfolio of investments—January 31, 2021 (unaudited)

collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Emerging Markets Equity Fund  |  9

Notes to portfolio of investments—January 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Argentina	$18,179,474	$0	$0	$18,179,474
Brazil	315,769,968	0	0	315,769,968
Chile	22,824,633	35,800,355	0	58,624,988
China	1,018,024,611	1,184,316,049	0	2,202,340,660
Colombia	17,563,329	0	0	17,563,329
Hong Kong	0	163,599,644	0	163,599,644
India	30,913,019	430,565,657	0	461,478,676
Indonesia	30,106,472	46,415,242	0	76,521,714
Luxembourg	7,139,331	0	0	7,139,331
Mexico	320,127,526	0	0	320,127,526
Peru	8,110,355	0	0	8,110,355
Philippines	0	34,140,461	0	34,140,461
Russia	81,154,384	65,088,127	0	146,242,511
South Africa	24,365,121	62,734,514	0	87,099,635
South Korea	46,127,181	601,499,349	0	647,626,530
Taiwan	268,869,319	391,721,117	0	660,590,436
Thailand	33,152,709	57,456,277	0	90,608,986
Turkey	0	5,034,835	0	5,034,835
United Kingdom	0	8,255,833	0	8,255,833
Convertible Debentures
Brazil	0	0	0	0
Preferred stocks
Brazil	65,704,042	0	0	65,704,042
Rights	0	111,518	0	111,518
Short-term investments
Investment companies	595,140,477	0	0	595,140,477
Total assets	$2,903,271,951	$3,086,738,978	$0	$5,990,010,929
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended January 31, 2021, the Fund did not have any transfers into/out of Level 3.

10  |  Wells Fargo Emerging Markets Equity Fund